Financing Arrangements (Additional Information) (Details) $ in Thousands, CAD in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2015 CAD	Oct. 31, 2015 CAD	Sep. 30, 2015 CAD	Sep. 30, 2012 USD ($)	Apr. 05, 2012 USD ($)	Apr. 05, 2012 CAD
Long-term Line of Credit	$ 700,000									$ 550,000
Line of Credit Facility, Interest Rate Description					higher of the Prime Rate, or the Federal Funds Rate plus 0.50%, plus a margin above that rate.
Line Of Credit Facility Rate Descriptions				higher of the Canadian Prime Rate, or the annual rate of interest equal to the sum of the CDOR rate plus 1.00%, plus a margin above that rate
Percentage Of Amortization Of Term Loan				5.00%
Line Of Credit Facility Additional Borrowing Capacity									$ 200,000
Line of Credit Facility, Interest Rate During Period				2.00%
Line of credit facility, unused fees				0.45%
Amortization Frequency				quarterly
Senior Notes Payable, Net Of Current Portion				$ 170,200	$ 183,131
Debt Issuance Cost		$ 30,000	$ 2,000	4,000
Letter of Credit [Member]
Long-term Line of Credit										20,000
Roofing Supply Group [Member]
Debt Issuance Cost		31,200
Revolving Credit Facility [Member]
Long-term Line of Credit	$ 670,000	336,000					CAD 30.0			325,000
Debt instrument, amount outstanding		$ 7,200				CAD 10.0
Line of Credit Facility, Interest Rate at Period End	2.13%						2.13%
Debt Instrument, Maturity Date	Oct. 01, 2020
Debt Instrument, Interest Rate During Period		3.20%
Percentage Of Unused Commitment Fees		0.25%				0.25%
Line of Credit Facility, Commitment Fee Percentage		10.00%
Line of Credit Facility, Maximum Borrowing Capacity		$ 60,000
Revolving Credit Facility [Member] | Letter of Credit [Member]
Long-term Line of Credit		10,500
Revolving Credit Facility [Member] | Subsequent Event [Member]
Long-term Line of Credit	$ 700,000
Line of Credit Facility, Maximum Borrowing Capacity	700,000
Term Loan [Member]
Long-term Line of Credit	$ 1,100	$ 437,300		$ 185,600						225,000
Line of Credit Facility, Interest Rate at Period End				4.25%	2.15%			4.25%
Debt Instrument, Maturity Date	Oct. 01, 2022
Debt Instrument, Interest Rate During Period		4.00%
Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Interest Rate During Period		1.00%
Consolidated Total Leverage Ratio [Member]
Line of Credit Facility, Interest Rate During Period				1.00%
Standby Letters of Credit [Member]
Long-term Line of Credit				$ 4,900
Canadian Revolving Credit facility [Member]
Long-term Line of Credit				$ 11,200				CAD 15.0
Term Loan B Facility [Member]
Long-term Line of Credit		$ 450,000
Debt Instrument, Term		7 years
Base Rates [Member] | Term Loan [Member]
Debt Instrument, Interest Rate During Period		3.00%
Libor Rate [Member]
Line of Credit Facility, Interest Rate Description				Additionally, for Base Rate borrowings made under the U.S. Revolver, the Company may elect an optional interest rate equal to the one (1), two (2), three (3), or six (6) month LIBOR rate, plus a margin above that rate
Senior Notes 2023 [Member] | Subsequent Event [Member]
Long-term Line of Credit	$ 300,000
Line of Credit Facility, Interest Rate at Period End	6.375%						6.375%
Term Loan B [Member]
Long-term Line of Credit		$ 450,000
Debt Instrument, Term		7 years
Term Loan B [Member] | Subsequent Event [Member]
Long-term Line of Credit	$ 450,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 450,000
Senior Notes [Member]
Long-term Line of Credit		$ 700,000
Line of Credit Facility, Interest Rate at Period End		6.38%	0.00%	0.00%		6.38%		0.00%
Senior Notes Payable, Net Of Current Portion		$ 300,000
Debt Instrument, Term		8 years
Debt Instrument, Maturity Date		Oct. 01, 2023
Debt Instrument, Interest Rate During Period		6.38%
Debt Instrument, Description		semi-annually
Debt Instrument, Interest Rate, Stated Percentage		6.38%				6.38%
Senior Notes [Member] | New Senior Credit Facilities [Member]
Debt Issuance Cost		$ 2,200
Gains (Losses) on Extinguishment of Debt, Total		$ 800
Maximum [Member]
Line of Credit Facility, Interest Rate During Period				2.50%
Line of credit facility, unused fees				0.50%
Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument, Interest Rate During Period	4.00%
Maximum [Member] | Consolidated Total Leverage Ratio [Member]
Line of Credit Facility, Interest Rate During Period				1.50%
Minimum [Member]
Line of Credit Facility, Interest Rate During Period				1.50%
Line of credit facility, unused fees				0.35%
Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument, Interest Rate During Period	1.92%
Minimum [Member] | Term Loan [Member]
Line of Credit Facility, Interest Rate at Period End					2.33%
Minimum [Member] | Consolidated Total Leverage Ratio [Member]
Line of Credit Facility, Interest Rate During Period				0.50%
Equipment Financing Facility [Member]
Debt instrument, amount outstanding				$ 25,500
Debt instrument, fixed interest rate minimum				2.33%
Debt instrument, fixed interest rate maximum				4.49%
U.S. Senior Secured Credit Facility [Member] | Maximum [Member] | Base Rates [Member]
Senior notes payable to commercial lenders, interest rate margin				3.70%
U.S. Senior Secured Credit Facility [Member] | Minimum [Member] | Base Rates [Member]
Senior notes payable to commercial lenders, interest rate margin				1.00%
Canadian Senior Secured Credit Facility [Member] | Maximum [Member]
Senior notes payable to commercial lenders, interest rate margin				4.25%
Canadian Senior Secured Credit Facility [Member] | Minimum [Member]
Senior notes payable to commercial lenders, interest rate margin				1.00%
Wells Fargo Bank National Association [Member]
Long-term Line of Credit										$ 11,200	CAD 15.0